Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-19621
Entity Registrant Name	ALT5 SIGMA CORPORATION
Entity Central Index Key	0000862861
Entity Tax Identification Number	41-1454591
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 E. Warm Spring Road
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(702)
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $0.001 per share)
Trading Symbol	ALTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false